Auditor's remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Audit fees payable to PwC1	$ 88.1	$ 92.9	$ 85.2
Other audit fees payable	2.0	1.0	0.9
Year ended 31 Dec	$ 90.1	$ 93.9	$ 86.1